Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive Income
The components of accumulated other comprehensive income (loss) are as follows:

	Currency Translation Adjustments	Net Unrealized Gains (Losses) on Cash Flow Hedges (a)	Net Unrealized Gains (Losses) on Available-For-Sale Securities	Minimum Pension Liability Adjustment (b)	Accumulated Other Comprehensive Income (Loss)
Balance, January 1, 2012	$159	$(13)	$2	$(70)	$78
Other comprehensive income (loss) before reclassifications	34	(1)	2	(23)	12
Amounts reclassified from accumulated other comprehensive income (loss)	—	14	(2)	8	20
Net current-period other comprehensive income (loss)	34	13	—	(15)	32
Balance, December 31, 2012	193	—	2	(85)	110
Other comprehensive income (loss) before reclassifications	(27)	1	—	24	(2)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	—	9	9
Net current-period other comprehensive income (loss)	(27)	1	—	33	7
Balance, December 31, 2013	166	1	2	(52)	117
Other comprehensive income (loss) before reclassifications	(115)	(7)	—	(24)	(146)
Amounts reclassified from accumulated other comprehensive income (loss)	—	5	—	2	7
Net current-period other comprehensive income (loss)	(115)	(2)	—	(22)	(139)
Balance, December 31, 2014	$51	$(1)	$2	$(74)	$(22)

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All components of accumulated other comprehensive income (loss) are net of tax, except currency translation adjustments, which exclude income taxes related to indefinite investments in foreign subsidiaries and include a $35 million gain, net of tax, related to the Company’s hedge of its net investment in Euro-denominated foreign operations (See Note 18—Financial Instruments).

(a)	For the year ended December 31, 2014, amounts reclassified from accumulated other comprehensive income (loss) into interest expense were $8 million ($5 million, net of tax).

(b)
For the year ended December 31, 2014 and 2013, amounts reclassified from accumulated other comprehensive income (loss) into selling, general and administrative expenses and operating expenses were $3 million ($2 million, net of tax) and $15 million ($9 million, net of tax), respectively.